Annual Fund Operating Expenses - Eaton Vance New York Municipal Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 01, 2028
Eaton Vance New York Municipal Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.20%
Interest Expense	0.12%
Expenses other than Interest Expense	0.10%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.82%
Eaton Vance New York Municipal Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.95%
Interest Expense	0.12%
Expenses other than Interest Expense	0.10%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.57%
Eaton Vance New York Municipal Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Interest Expense	0.12%
Expenses other than Interest Expense	0.10%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.62%

[1]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.70% for Class A shares, 1.45% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through February 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.